Regulatory Matters and Capital Adequacy (Details Textuals) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Regulatory Matters And Capital Adequacy [Abstract]
Restricted net assets of subsidiaries	$ 9.9
Retained Earnings Available For Payment Of Dividends	4.6	4.7
American Express Centurion Bank [Member]
Regulatory Matters And Capital Adequacy [Abstract]
Dividends paid from retained earnings to its parent company	1.4	2.0
American Express Bank, FSB [Member]
Regulatory Matters And Capital Adequacy [Abstract]
Dividends paid from retained earnings to its parent company	$ 1.8	$ 1.5